Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 12 – Subsequent Events

On May 2, 2023, The Company issued Supplemental No. 1 dated May 2, 2023 to the Offering Circular qualified on December 31, 2022.  The Company elected to affect the Qualified Offering of December 21, 2022 by: (a) reducing the Per Unit Price from $0.0225 to $0.018; and (b) reducing the per share price of each of the 5 shares from $0.0045 to $0.0036 that comprise each 1 Unit. The warrant that is also a part of each Unit as previously disclosed in the Qualified Offering remains with a $0.02 cent exercise price. The Unit Price and the Per Share Price are being made pursuant to Rule 253(g)(2) of the Securities Act of 1933, as amended (the “Securities Act’), which allows an up to 20% price change in a qualified offering statement.

Subsequent to March 31, 2023, pursuant to the Company’s Qualified  Regulation A Offering, the Company issued 70,000,000 shares of common stock in exchange for cash of $261,000, net of direct fees and commissions. As part of the offering, the Company also issued warrants to certain investors and placement agent to purchase 14,000,000 shares of common stock. The warrants are fully vested, exercisable at $0.02 per share and will expire in five years.

On April 18, 2023, the Company entered into a consulting agreement for corporate advisory services.  The agreement is for a period of six months for which the Company agreed to issue 10,000,000 shares of common stock for the services.

In May 2023, the Company executed a Revenue Based Financing Agreement personally guaranteed by its Chief Executive Officer in the amount of $75,000 in an arm’s length lender. The agreement becomes due and is payable daily pursuant to an Agreement for Deposits and Direct Collections. The agreement bears a specified percentage rate of 15% and has an origination fee of $1,740.

In May 2023, the Company executed a Revenue Purchase Agreement personally guaranteed by its Chief Executive Officer and additionally secured by the execution of the Security Agreement and Guaranty. The amount is for $40,000 and becomes due and is payable daily pursuant to a Direct Deposit Agreement for daily deposit of $600. The agreement bears a specified purchased percentage rate of 15% and has an underwriting fee together with a program fee totaling 8%.

In June 2023,  the Company executed Future Receivables Sale and Purchase Agreement in the amount of $70,000.00 personally guaranteed by its Chief Executive Officer and secured by a perfected, priority lien on the assets of the Company. This agreement indicates an initial daily installment of $6,995.53 and has an underwriting fee of $14,000.00 together with a $250.00 monthly service fee.

Pursuant to a  Letter Agreement with Walleye Capital, the Company was notified that if its current obligation of principle and interest to Walleye goes into default as of the maturity date of September 5, 2023, and accordingly certain terms and conditions would be modified such as:

-Warrants: The exercise price of the warrants will be $0.0036 and the amount of the        warrants will be 138,888,889.

-Subsequent Offerings: In the event of future offerings, the lender will have to be paid back       in certain thresholds.

In July 2023, the Company entered into a Securities Purchase Agreement in connection with the issuance of a convertible note of the Company issued to an arm’s length lender. The note has an aggregate principal amount of $50,000 and matures in July 5, 2024 and has an annual rate of interest of 12%. This note is convertible into shares of common stock upon the terms and is subject to the conditions and limitations set forth within the note. Additionally, 219,780,219 shares of common stock have been reserved through the transfer agent upon full conversion of the note.

On May 23, 2023, the state of Wyoming approved an increase in the Company’s  authorized common stock to ten billion (10,000,000,000) shares.

On July 17, 2023, the Company issued a Securities Purchase Agreement in connection with the issuance of a convertible note payable to 1800 Diagonal Lending, LLC for $44,000.

Note 15 – Subsequent Events

Subsequent to December 31, 2022, pursuant to the Company’s Qualified  Regulation A Offering, the Company issued 176,599,998 shares of common stock in exchange for cash of $795,000, net of direct fees and commissions. As part of the offering, the Company also issued warrants to certain investors and placement agent to purchase 35,319,999 shares of common stock. The warrants are fully vested, exercisable at $0.02 per share and will expire in five years.

Subsequent to December 31, 2022, pursuant to our private placement under Rule 506(b) of Regulation D, the Company sold 78,000,000 warrants to purchase shares of common stock in exchange for cash of $18,000, net of direct fees and commissions. The warrants are fully vested, exercisable at $0.02 per share and will expire in five years.

On February 23, 2023, the Company entered into an amendment to the AL-Bank note (see Note 3) that relieved the Company from its previously scheduled monthly payments for March and April 2023 by extending the maturity date of the note by an additional two months, or February and March of 2025.